Product Name:                  Aetos Capital Multi-Strategy Arbitrage Fund, LLC
As of April 30, 2007

Product Description:                            The Aetos Capital Multi-Strategy Arbitrage Fund is a SEC-registered 1940 Act Fund, designed            to provide U.S. and
Offshore investors a consistent absolute return with moderate risk and return      objectives.  Employing a disciplined approach to manager selection and portfolio
monitoring,                this Fund allocates its assets among a select group of hedge funds that utilize a variety of                      arbitrage investment
strategies including convertible arbitrage, merger arbitrage, statistical                    arbitrage and fixed income arbitrage.

Total Firm Assets1:                               $11,016MM

Total FoHF Assets:                               $4,127MM

Total Strategy Assets2 :                         $2,357MM – Separate Accounts                                                                                                                                                  $1,770MM –
Funds/Portfolios

                                       $1,999MM – Portable Alpha3

Auditor:                                                     PricewaterhouseCoopers LLP

Custodian:                                                SEI Private Trust Company, Inc.

Chief Investment Officer:

Anne Casscells - Menlo Park, CA

For More Information Please Contact:   Andrea Bollyky     (212) 201-2518    abollyky@aetoscapital.com

                                                           David Tonkovich   (212) 201-2532    dtonkovich@aetoscapital.com

Sub-Strategy Allocation4

Quarterly

Redemptions

90 Days

Notice Period

1 Year

Lock-Up

Monthly

Contributions

$1 Million

Minimum Investment

Yes

High Water Mark

T-bills

Hurdle Rate

10.0%

Performance Fee

1.00% (0.75% on investments of $25mm+)

Management Fee

Terms5

11.15%

3.72%

0.45%

1.90%

Annualized Standard Deviation

12.91%

4.41%

2.64%

7.62%

Average Annualized Return

-3.15%

-2.44%

-

-0.16%

Largest Calendar Qtr. Drawdown

0.92

0.47

-

2.62

Sharpe Ratio

Since inception through 4/30/07:

15.29%

7.35%

4.89%

9.28%

1 Year Return

33.07%

8.11%

8.84%

17.58%

2 Year Cumulative Return

41.51%

13.81%

10.94%

20.49%

3 Year Cumulative Return

-

-

-

0.06

Beta:  S&P 500 DRI Index

-

-

-

0.08

Beta: Lehman Agg. Bond Comp. Index

S&P 500 DRI
Index

Lehman Agg. Bond
Composite Index

90-Day Treasury
Bills

Aetos Capital Multi-Strategy Arbitrage
Fund

As of 4/30/07:

1.31%

9.60%

1.26%

1.00%

0.86%

0.66%

0.36%

0.45%

0.46%

0.35%

0.60%

0.73%

0.90%

1.58%

2006

-

3.56%

-

-

-

-

-

-

-

-

1.19%

0.57%

0.35%

1.41%

2007

Standard
Deviation

YTD

Dec

Nov

Oct

Sept

Aug

Jul

Jun

May

Apr

Mar

Feb

Jan

-

2.25%

0.84%

1.21%

0.39%

-0.20%

-

-

-

-

-

-

-

-

2002

2.35%

12.16%

1.01%

1.27%

0.88%

1.43%

0.34%

-0.65%

0.76%

2.02%

1.19%

0.92%

0.72%

1.66%

2003

1.52%

3.60%

0.75%

0.84%

0.08%

-0.05%

0.26%

-0.37%

0.18%

-0.06%

0.32%

0.05%

0.35%

1.19%

2004

1.45%

4.43%

0.85%

0.11%

-0.19%

0.32%

0.06%

1.22%

0.56%

0.62%

-0.23%

0.34%

0.48%

0.21%

2005

Investment Performance6 (US$)

Multi-Strategy /     Event
Arbitrage: 63%

Convertible Arbitrage:
7%

Fixed Income Arbitrage:
20%

Credit Arbitrage: 6%

Credit: Short Only: 4%

Dec-02
Dec-03
Mar-04
Jun-04
Sep-04
Dec-04
Mar-05
Jun-05
Sep-05
Dec-05
Mar-06
June-06
Sept-06
Dec-06
Jan-07
Feb-07
Mar-07
Apr-07
May-07

Aetos Capital, LP 875 Third Avenue New York, NY 10022-(212) 201-2500
Aetos Alternatives Management, LLC 2180 Sand Hill Road Menlo Park, CA 94025-(650) 234-1860

        Assets Under Management:

                     1 Total Firm Assets:               Aetos Absolute Return – $4,127MM

                                                Aetos Fund Advisory - $369MM

                        Aetos Capital Asia (Opportunistic Real Estate) - $2,940MM

     AEA Investors, LLC (Private Equity) - $3,580MM

  2 Aetos Capital currently offers the following hedge fund of funds strategies to our clients:

                                        Aetos Funds: SEC-registered, strategy-specific hedge fund of funds:

                                      Aetos Capital Multi-Strategy Arbitrage Fund

                                      Aetos Capital Distressed Investment Strategies Fund

                                      Aetos Capital Long/Short Strategies Fund

                                      Aetos Capital Market Neutral Strategies Fund

                                      Aetos Capital Opportunities Fund

                                      Aetos Portfolios: Tactical allocations to the Funds managed to specific return and volatility targets:

                                      Aetos Capital Conservative Portfolio (lower volatility)

                                      Aetos Capital Balanced Portfolio (low volatility)

                                      Aetos Capital Growth Portfolio (moderate volatility)

                                      Custom Portfolios: Customized allocations to the Funds managed to client-specific return and volatility targets

                                      Separate Accounts: Direct investments made in the client's name with underlying managers

                                      Portable Alpha Mandates: Can utilize both commingled vehicles and separate accounts

                    3  These assets are also included in the count for Funds and Portfolios and the Separate Accounts where relevant for portable alpha mandates which utilize hedge fund of funds.

      5 Terms:

                      Terms associated with an investment in the Funds through the investment program described in the prospectuses

      6 Investment Performance:

    Performance figures shown are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return.  The returns also reflect
Fund level expenses, some of which have been waived and/or reimbursed by the Investment Advisor.  Returns would have been lower without such waivers and reimbursements.  Past performance is not indicative of future returns.

    Absolute return investing involves substantial risks, including the risk of loss of invested capital.  Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets.  These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in.

    Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing.  The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling 212-201-2540.  Please read the prospectus carefully before investing.

Aetos Capital: Portfolios and Products

4 Historical Allocations: